UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC File Number: 001-31588
CUSIP Number:   203900105

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	September 30, 2006

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Not Applicable

PART I — REGISTRANT INFORMATION

Communication Systems, Inc. (Registrant”)
Full Name of Registrant

Not Applicable
Former Name if Applicable

213 South Main Street
Address of Principal Executive Office (Street and Number)

Hector, Minnesota 55342
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)	The subject Form 10-Q will be filed on or before the fifth business day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company’s wholly owned subsidiary, JDL Technologies, Inc. (JDL), continues to be subject to an investigation by the U.S. Department of Justice (DOJ) regarding whether JDL violated the federal False Claims Act in connection with funding requests under the federal government’s E-Rate program for work JDL performed for the U.S. Virgin Islands Department of Education (VIDOE).  The Company is cooperating with the DOJ investigation, while simultaneously conducting its own internal investigation, with oversight by the Company’s Audit Committee, regarding the implications of the DOJ investigation for the Company’s previously issued financial statements and its future financial reporting.  In addition to the DOJ investigation and related internal investigation, management is continuing its assessment of whether receivables totaling approximately $4.0 million that are related to work performed for VIDOE (the VIDOE receivables) are collectible, and is also assessing its revenue recognition standards for work performed under the E-Rate program.  The DOJ investigation, the Company’s related internal investigation and management’s assessment of the VIDOE receivables and its E-Rate revenue recognition standards are ongoing and could lead to the discovery of additional information that could result in the restatement of previously issued financial statements or material charges in future periods.  As a result of issues and uncertainties related to the DOJ investigation, the related internal investigation and management’s assessment of the VIDOE receivables and its E-Rate revenue recognition standards, the Company continues to be unable to complete and file with the Securities and Exchange Commission its Quarterly Reports on Form 10-Q for the periods ended March 31, 2006 and June 30, 2006 and currently is unable to complete and file its SEC Form 10Q report for the quarter and nine months ended September 30, 2006 without unreasonable effort and expense.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Paul N. Hanson	(320)	848-6231
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

			☐ Yes ☒ No
	Reports on Form 10-Q for the three month period ended March 31, 2006 and for the quarter and six month period ended June 30, 2006 have not been filed.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☐ Yes ☒ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Communication Systems, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 16, 2006	By	/s/ Paul N. Hanson
Paul N. Hanson, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).